Segmented Information	12 Months Ended
Jan. 31, 2024
Segmented Information.
Segmented Information

Note 21 - Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one reportable business segment providing logistics technology solutions. The following tables provide our disaggregated revenue information by geographic location of customer and revenue type:

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022
Revenues
United States	382,176	307,102	242,086
Europe, Middle-East and Africa	137,164	126,942	128,990
Canada	35,422	34,547	36,116
Asia Pacific	18,169	17,423	17,498
	572,931	486,014	424,690

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022
Revenues
License	5,326	8,385	5,060
Services	520,930	435,734	378,494
Professional services and other	46,675	41,895	41,136
	572,931	486,014	424,690

License revenues are derived from perpetual licenses granted to our customers to use our software products. Services revenues are comprised of ongoing transactional and/or subscription fees for use of our services and products by our customers and maintenance, which include revenues associated with maintenance and support of our services and products. Professional services and other revenues are comprised of professional services revenues from consulting, implementation and training services related to our services and products, hardware revenues and other revenues.

The following table provides information by geographic area of operation for our long-lived assets. Long-lived assets represent property and equipment and intangible assets that are attributed to geographic areas.

	January 31,	January 31,
	2024	2023
Total long-lived assets
United States	178,843	138,007
Europe, Middle-East and Africa	26,298	32,921
Canada	47,072	63,414
Asia Pacific	10,386	6,900
	262,599	241,242